Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Interest-bearing deposits at call held as security	$ 0.5	$ 0.4